Intangible assets, net	12 Months Ended
Dec. 31, 2016
Intangible assets, net
Intangible assets, net

9     Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2015	2016
	RMB	RMB
Trademark	1,187	2,257
Computer software	2,293	3,703
Copy rights for teaching materials	—	583

Total	3,480	6,543
Less: Accumulated amortization	(872)	(1,914)

Intangible assets, net	2,608	4,629

For the years ended December 31, 2014, 2015 and 2016, amortization expenses amounted to RMB82,  RMB621 and RMB1,042 respectively.

As of December 31, 2016, amortization expense of intangible assets for future years is expected to be as follows:

Amortization Expense
RMB
2017	1,446
2018	939
2019	530
2020	383
2021 and thereafter	1,331

4,629